Warrants - Disclosure of movement in number of warrants (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares
Warrants [Line Items]
Exercise of warrants (in shares)	(114,024)
Warrants
Warrants [Line Items]
Number of shares outstanding at beginning of period (in shares)	0	0	0	0
Acquisition of warrants (in shares)		30,849,974	0	0
Exercise of warrants (in shares)		(114,024)	0	0
Number of shares outstanding at end of period (in shares)		30,735,950	0	0